Common, subordinated and preferred units (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Common units public [Member]
Common And Subordinated Units [Line Items]
Begining Balance	17,648,844	17,639,039
Awards to non-employee directors as compensation for directors' fees	8,840	9,805
Offering		0
ATM program	171,375
Ending Balance	17,851,819	17,648,844
Common units public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	8,138
Common units public [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	14,622
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Begining Balance	2,116,060	2,116,060
Awards to non-employee directors as compensation for directors' fees	0	0
Offering		0
ATM program	0
Ending Balance	2,101,438	2,116,060
Common units Hoegh LNG [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	0
Common units Hoegh LNG [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	(14,622)
Subordinated units [Member]
Common And Subordinated Units [Line Items]
Begining Balance	13,156,060	13,156,060
Awards to non-employee directors as compensation for directors' fees	0	0
Offering		0
ATM program	0
Ending Balance	13,156,060	13,156,060
Subordinated units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	0
Subordinated units [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Begining Balance	4,600,000	0
Awards to non-employee directors as compensation for directors' fees	0	0
Offering		4,600,000
ATM program	788,026
Ending Balance	5,388,026	4,600,000
8.75% Series A Preferred Units [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	0
8.75% Series A Preferred Units [Member] | Units issued to staff at Höegh LNG [Member]
Common And Subordinated Units [Line Items]
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	0